UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

WESTERN ASSET EMERGING MARKETS

DEBT PORTFOLIO

FORM N-Q

NOVEMBER 30, 2009

Western Asset Emerging Markets Debt Portfolio

Schedule of Investments (unaudited)	November 30, 2009

Face Amount†	Security	Value
CORPORATE BONDS & NOTES - 50.6%
Brazil - 8.9%
	Centrais Eletricas Brasileiras SA, Senior Notes:
100,000	6.875% due 7/30/19 (a)	$106,875
100,000	6.875% due 7/30/19 (a)	106,875
100,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	104,250
179,000	GTL Trade Finance Inc., Senior Notes, 7.250% due 10/20/17 (a)	185,041
100,000	NET Servicos de Comunicacao SA, Bonds, 7.500% due 1/27/20 (a)	100,625
200,000	Odebrecht Finance Ltd., Senior Notes, 7.000% due 4/21/20 (a)	195,500
665,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	680,233

	Total Brazil	1,479,399

Cayman Islands - 0.6%
105,000	Petrobras International Finance Co., Senior Notes, 6.875% due 1/20/40	108,641

Chile - 1.3%
85,000	Celulosa Arauco y Constitucion SA, Senior Notes, 7.250% due 7/29/19	94,065
102,000	Enersis SA, Notes, 7.375% due 1/15/14	114,259

	Total Chile	208,324

China - 0.6%
100,000	Galaxy Entertainment Finance Co., Ltd., Senior Notes, 6.218% due 12/15/10 (a)(b)	99,500

Colombia - 1.9%
100,000	Ecopetrol SA, Senior Notes, 7.625% due 7/23/19	113,380
180,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	197,550

	Total Colombia	310,930

India - 0.5%
100,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)	88,153

Ireland - 0.9%
140,000	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (a)	146,322

Kazakhstan - 2.0%
320,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	338,400

Malaysia - 3.7%
590,000	Petronas Capital Ltd., 5.250% due 8/12/19 (a)	610,295

Mexico - 11.0%
214,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	230,105
	Axtel SAB de CV, Senior Notes:
255,000	7.625% due 2/1/17 (a)	248,625
150,000	7.625% due 2/1/17 (a)	145,875
50,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(b)	49,404
	Grupo Televisa SA:
170,000	Senior Bonds, 6.625% due 1/15/40 (a)	167,662
100,000	Senior Notes, 6.625% due 3/18/25	100,917
683,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	687,608
160,000	Petroleos Mexicanos, Notes, 8.000% due 5/3/19	188,800

	Total Mexico	1,818,996

Qatar - 1.7%
250,000	Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds, 6.750% due 9/30/19 (a)	276,336

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Russia - 11.7%
120,000		Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	$120,600
		LUKOIL International Finance BV:
100,000		Bonds, 6.656% due 6/7/22 (a)	97,750
180,000		Notes, 6.356% due 6/7/17 (a)	175,950
		RSHB Capital, Loan Participation Notes:
330,000		Secured Notes, 7.125% due 1/14/14 (a)	344,223
339,000		Senior Secured Bonds, 6.299% due 5/15/17 (a)	339,169
		Senior Secured Notes:
180,000		7.175% due 5/16/13 (a)	189,000
100,000		9.000% due 6/11/14 (a)	112,460
		TNK-BP Finance SA, Senior Notes:
250,000		7.500% due 7/18/16 (a)	251,250
100,000		7.500% due 7/18/16 (a)	101,500
200,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	202,500

		Total Russia	1,934,402

Thailand - 2.3%
400,000		True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	374,000

Trinidad and Tobago - 0.7%
100,000		Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes, 9.750% due 8/14/19 (a)	113,250

United Kingdom - 2.8%
8,815,000	RUB	HSBC Bank PLC, Credit-Linked Notes, (Russian Agricultural Bank), 8.900% due 12/20/10 (a)	219,546
240,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	241,800

		Total United Kingdom	461,346

		TOTAL CORPORATE BONDS & NOTES (Cost - $8,006,588)	8,368,294

SOVEREIGN BONDS - 38.9%
Argentina - 3.1%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03 (c)	121,220
452,000	DEM	7.000% due 3/18/04 (c)	139,552
154,000	DEM	11.250% due 4/10/06 (c)	48,580
240,000		Bonds, 7.000% due 9/12/13	197,820
		GDP Linked Securities:
174,522	ARS	0.000% due 12/15/35 (b)	3,569
40,000	EUR	0.000% due 12/15/35 (b)	3,001
5,000		0.000% due 12/15/35 (b)	435

		Total Argentina	514,177

Brazil - 5.7%
		Brazil Nota do Tesouro Nacional, Notes:
33,000	BRL	10.000% due 7/1/10	18,910
1,423,000	BRL	10.000% due 1/1/12	785,618
112,000		Federative Republic of Brazil, 7.125% due 1/20/37	133,112

		Total Brazil	937,640

Colombia - 3.0%
		Republic of Colombia:
192,000		7.375% due 9/18/37	220,320

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount†		Security	Value
Colombia - 3.0% (continued)
240,000		Senior Notes, 7.375% due 3/18/19	$281,040

		Total Colombia	501,360

Gabon - 0.6%
100,000		Gabonese Republic, 8.200% due 12/12/17 (a)	102,250

Indonesia - 1.6%
		Republic of Indonesia:
1,528,000,000	IDR	10.250% due 7/15/27	155,358
100,000		Senior Bonds, 6.875% due 1/17/18 (a)	106,750

		Total Indonesia	262,108

Panama - 3.2%
		Republic of Panama:
79,000		7.250% due 3/15/15	90,771
237,000		9.375% due 4/1/29	335,355
94,000		6.700% due 1/26/36	103,400

		Total Panama	529,526

Peru - 2.7%
		Republic of Peru, Global Senior Bonds:
220,000		8.375% due 5/3/16	270,600
150,000		7.350% due 7/21/25	178,125

		Total Peru	448,725

Qatar - 0.6%
100,000		State of Qatar, Senior Notes, 4.000% due 1/20/15 (a)	100,625

Russia - 5.0%
730,380		Russian Foreign Bond-Eurobond, 7.500% due 3/31/30 (a)	830,880

Turkey - 7.7%
		Republic of Turkey:
1,125,000		Notes, 6.875% due 3/17/36	1,150,312
100,000		Senior Notes, 7.500% due 7/14/17	114,250

		Total Turkey	1,264,562

Venezuela - 5.7%
		Bolivarian Republic of Venezuela:
1,418,000		5.750% due 2/26/16 (a)	886,250
73,000		Collective Action Securities, 9.375% due 1/13/34	49,823

		Total Venezuela	936,073

		TOTAL SOVEREIGN BONDS (Cost - $6,126,638)	6,427,926

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.5%
U.S. Government Agencies - 2.5%
135,000	Federal Home Loan Bank (FHLB), Bonds, 4.750% due 12/10/10	140,957
265,000	Federal National Mortgage Association (FNMA), Notes, 2.875% due 10/12/10 (d)	270,723

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $413,485)	411,680

	TOTAL INVESTMENTS - 92.0% (Cost - $14,546,711#)	15,207,900
	Other Assets in Excess of Liabilities - 8.0%	1,322,187

	TOTAL NET ASSETS - 100.0%	$16,530,087

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.

(c)	The coupon payment on these securities is currently in default as of November 30, 2009.

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

DEM	— German Mark

EUR	— Euro

GDP	— Gross Domestic Product

IDR	— Indonesian Rupiah

OJSC	— Open Joint Stock Company

RUB	— Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Portfolio (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-term investments†:

Corporate bonds & notes	—	$8,368,294	—	$8,368,294

Sovereign bonds	—	6,427,926	—	6,427,926

U.S. government & agency obligations	—	411,680	—	411,680

Total long-term investments	—	15,207,900	—	15,207,900

Other financial instruments:

Interest Rate Swap Contracts‡	—	(6,487)	—	(6,487)

Total	—	$15,201,413	—	$15,201,413

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	Sovereign Bonds	Warrants	Total

Balance as of February 28, 2009	$74,631	$45,325	$119,956
Accrued premiums/discounts	—	—	—
Realized gain/(loss)[1]	—	44,030	44,030
Change in unrealized appreciation (depreciation)[2]	241,726	(45,325)	196,401
Net purchases (sales)		(44,030)	(44,030)
Net transfers in and/or out of Level 3	(316,357)	—	(316,357)

Balance as of November 30, 2009	—	—	—

1	This amount is included in net realized gain (loss) from investment transactions.
2

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments.

Interest Rate Swaps.

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income. Interest rate swaps are marked to market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

Notes to Schedule of Investments (unaudited) (continued)

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,281,111
Gross unrealized depreciation	(619,922)

Net unrealized appreciation	$661,189

At November 30, 2009, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND ‡	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED (DEPRECIATION)
Interest Rate Swaps:
Credit Suisse First Boston Inc.	$260,146	1/2/12	3-Month LIBOR	10.560%	—	$(2,407	) *
Credit Suisse First Boston Inc.	408,489	1/2/12	BRL-CDI	10.510%	—	(4,080	) *

Total	$668,635				—	$(6,487)

‡	Percentage shown is an annual percentage rate.

*	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this schedule:

BRL-CDI	— Overnight Brazilian Interbank Deposit Rate

LIBOR	— London Interbank Offered Rate

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at November 30, 2009.

Primary Underlying Risk Disclosure	Swap Contracts, at value	Total
Interest Rate Contracts	$(6,487)	$(6,487)

During the period ended November 30, 2009 the Fund had an average notional balance in interest rate swap contracts of $401,181.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 26, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 26, 2010